Pension obligations (Schedule of additional information about defined benefit plans, balance by member group) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 115,333	$ 145,129	$ 216,369
Active members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	103,523	112,951
Deferred members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	2,318	2,439
Retired members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 9,492	$ 29,739